	Shenkman Capital Short Duration High Income Fund
	Schedule of Investments
	December 31, 2020 (Unaudited)

		Principal	Fair
		Amount	Value
	CORPORATE BONDS - 93.46% (f)

	AEROSPACE & DEFENSE - 1.55%
	Howmet Aerospace, Inc.
	5.125%, 10/01/2024	$875,000	$964,320
	6.875%, 05/01/2025	2,940,000	3,443,475
	TransDigm, Inc.
	6.50%, 07/15/2024	6,010,000	6,127,766
	8.00%, 12/15/2025 (c)	3,620,000	4,004,806
			14,540,367
	AUTO RETAIL - 0.54%
	Penske Automotive Group, Inc.
	3.50%, 09/01/2025	2,150,000	2,187,625
	5.50%, 05/15/2026	2,788,000	2,901,263
			5,088,888
	AUTOMOTIVE - 5.62%
	Adient U.S., LLC 9.00%, 04/15/2025 (c)	2,870,000	3,203,637
	Clarios Global, L.P. 6.75%, 05/15/2025 (b)(c)	609,000	657,154
	Clarios Global, L.P. / Clarios U.S. Finance Co. 6.25%, 05/15/2026 (b)(c)	557,000	598,079
	Dana Financing Luxembourg S.A.R.L. 5.75%, 04/15/2025 (b)(c)	605,000	629,578
	Dana, Inc. 5.50%, 12/15/2024	2,890,000	2,953,219
	Ford Motor Co.
	8.50%, 04/21/2023	2,965,000	3,341,866
	9.00%, 04/22/2025	1,869,000	2,293,815
	Ford Motor Credit Co., LLC
	5.75%, 02/01/2021	1,005,000	1,009,397
	3.35%, 11/01/2022	1,475,000	1,502,818
	1.456% (3 Month LIBOR USD + 1.235%), 02/15/2023 (a)	1,300,000	1,254,932
	3.81%, 01/09/2024	750,000	769,687
	3.664%, 09/08/2024	2,660,000	2,734,546
	4.063%, 11/01/2024	1,750,000	1,840,685
	5.125%, 06/16/2025	625,000	680,344
	3.375%, 11/13/2025	8,955,000	9,211,203
	Goodyear Tire & Rubber Co.
	5.125%, 11/15/2023	4,654,000	4,665,635
	9.50%, 05/31/2025	3,120,000	3,530,436
	Meritor, Inc.
	6.25%, 02/15/2024	1,053,000	1,077,240
	6.25%, 06/01/2025 (c)	2,520,000	2,727,900
	Navistar International Corp.
	9.50%, 05/01/2025 (c)	2,475,000	2,782,828
	6.625%, 11/01/2025 (c)	1,975,000	2,071,578
	Tesla, Inc. 5.30%, 08/15/2025 (c)	3,100,000	3,235,625
			52,772,202
	BUILDING PRODUCTS - 1.02%
	American Builders & Contractors Supply Co., Inc. 5.875%, 05/15/2026 (c)	380,000	394,488
	Ashtead Capital, Inc. 5.25%, 08/01/2026 (c)	1,720,000	1,825,350
	SRS Distribution, Inc. 8.25%, 07/01/2026 (c)	2,114,000	2,251,410
	Summit Materials, LLC / Summit Materials Finance Corp. 5.125%, 06/01/2025 (c)	2,692,000	2,748,922
	United Rentals North America, Inc. 5.875%, 09/15/2026	2,185,000	2,315,696
			9,535,866
	CHEMICALS - 1.91%
	Avient Corp. 5.75%, 05/15/2025 (c)	2,651,000	2,820,001
	Blue Cube Spinco, LLC
	9.75%, 10/15/2023	2,590,000	2,662,520
	10.00%, 10/15/2025	2,164,000	2,293,840
	Methanex Corp. 4.25%, 12/01/2024 (b)	3,642,000	3,847,955
	NOVA Chemicals Corp. 5.25%, 08/01/2023 (b)(c)	1,305,000	1,315,590
	OCI N.V. 5.25%, 11/01/2024 (b)(c)	4,560,000	4,745,250
	Olin Corp. 9.50%, 06/01/2025 (c)	167,000	208,884
			17,894,040
	COMMERCIAL SERVICES - 3.15%
	Allied Universal Holdco, LLC / Allied Universal Finance Corp. 6.625%, 07/15/2026 (c)	4,355,000	4,649,180
	Aramark Services, Inc. 6.375%, 05/01/2025 (c)	3,726,000	3,986,820
	Brink's Co. 5.50%, 07/15/2025 (c)	2,045,000	2,186,872
	KAR Auction Services, Inc. 5.125%, 06/01/2025 (c)	5,867,000	6,044,653
	Tempo Acquisition, LLC / Tempo Acquisition Finance Corp.
	5.75%, 06/01/2025 (c)	1,805,000	1,924,581
	6.75%, 06/01/2025 (c)	10,425,000	10,787,790
			29,579,896
	CONSTRUCTION & ENGINEERING - 0.59%
	AECOM 5.875%, 10/15/2024	615,000	687,435
	Picasso Finance Sub, Inc. 6.125%, 06/15/2025 (c)	4,543,000	4,867,597
			5,555,032
	CONSUMER DISCRETIONARY - 1.96%
	Hanesbrands, Inc. 5.375%, 05/15/2025 (c)	5,115,000	5,418,166
	Levi Strauss & Co. 5.00%, 05/01/2025	5,577,000	5,723,396
	Newell Brands, Inc. 4.875%, 06/01/2025	2,075,000	2,285,716
	PVH Corp. 4.625%, 07/10/2025	4,385,000	4,945,769
			18,373,047
	CONSUMER NON-DISCRETIONARY - 1.61%
	Prestige Brands, Inc. 6.375%, 03/01/2024 (c)	5,315,000	5,441,231
	Spectrum Brands, Inc.
	6.125%, 12/15/2024	1,452,000	1,487,392
	5.75%, 07/15/2025	3,340,000	3,453,059
	Valvoline, Inc. 4.375%, 08/15/2025	4,599,000	4,752,009
			15,133,691
	ENVIRONMENTAL SERVICES - 2.33%
	Covanta Holding Corp. 5.875%, 07/01/2025	4,043,000	4,219,457
	GFL Environmental, Inc.
	4.25%, 06/01/2025 (b)(c)	4,178,000	4,342,509
	3.75%, 08/01/2025 (b)(c)	5,850,000	6,007,219
	Stericycle, Inc. 5.375%, 07/15/2024 (c)	7,029,000	7,343,196
			21,912,381
	FINANCIALS - BANKS - 0.62%
	CIT Group, Inc.
	5.00%, 08/01/2023	3,135,000	3,430,865
	3.929% (SOFR + 3.827%), 06/19/2024 (a)	2,289,000	2,423,479
			5,854,344
	FINANCIALS - CONSUMER FINANCE - 2.64%
	Ally Financial, Inc.
	4.625%, 05/19/2022	1,467,000	1,546,815
	5.75%, 11/20/2025	2,970,000	3,460,745
	goeasy, Ltd. 5.375%, 12/01/2024 (b)(c)	1,830,000	1,906,823
	Navient Corp.
	6.625%, 07/26/2021	390,000	399,019
	7.25%, 01/25/2022	3,171,000	3,319,640
	6.50%, 06/15/2022	3,696,000	3,920,495
	5.50%, 01/25/2023	1,840,000	1,928,550
	7.25%, 09/25/2023	925,000	1,015,516
	OneMain Finance Corp.
	7.75%, 10/01/2021	1,321,000	1,392,004
	6.125%, 05/15/2022	475,000	504,687
	6.125%, 03/15/2024	4,000,000	4,375,000
	8.875%, 06/01/2025	885,000	1,002,794
			24,772,088
	FINANCIALS - DIVERSIFIED - 1.31%
	DAE Funding, LLC
	5.75%, 11/15/2023 (c)	820,000	843,575
	5.00%, 08/01/2024 (c)	799,000	820,473
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp. 5.875%, 08/01/2021 (c)	540,000	540,675
	Lithia Motors, Inc. 5.25%, 08/01/2025 (c)	1,500,000	1,561,718
	Park Aerospace Holdings, Ltd. 5.25%, 08/15/2022 (b)(c)	78,000	81,892
	Refinitiv U.S. Holdings, Inc.
	6.25%, 05/15/2026 (c)	6,020,000	6,437,637
	8.25%, 11/15/2026 (c)	1,850,000	2,021,125
			12,307,095
	FINANCIALS - INSURANCE - 0.49%
	Acrisure, LLC / Acrisure Finance, Inc. 8.125%, 02/15/2024 (c)	4,374,000	4,640,639
	FINANCIALS - THRIFTS & MORTGAGES - 0.62%
	PennyMac Financial Services, Inc. 5.375%, 10/15/2025 (c)	3,395,000	3,594,457
	United Shore Financial Services, LLC 5.50%, 11/15/2025 (c)	2,125,000	2,244,531
			5,838,988
	FOOD & BEVERAGE - 1.80%
	B&G Foods, Inc. 5.25%, 04/01/2025	4,483,000	4,633,181
	Post Holdings, Inc. 5.00%, 08/15/2026 (c)	5,444,000	5,630,375
	Primo Water Holdings, Inc. 5.50%, 04/01/2025 (c)	4,305,000	4,450,294
	TreeHouse Foods, Inc. 6.00%, 02/15/2024 (c)	2,136,000	2,181,614
			16,895,464
	HEALTHCARE - EQUIPMENT & SUPPLIES - 1.13%
	Change Healthcare Holdings, LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025 (c)	6,951,000	7,098,709
	Hill-Rom Holdings, Inc. 5.00%, 02/15/2025 (c)	3,411,000	3,515,462
			10,614,171
	HEALTHCARE - FACILITIES - 3.35%
	Acadia Healthcare Co., Inc.
	5.625%, 02/15/2023	1,525,000	1,532,625
	6.50%, 03/01/2024	3,856,000	3,951,995
	HCA, Inc.
	7.50%, 12/15/2023	2,505,000	2,880,750
	8.36%, 04/15/2024	3,846,000	4,519,050
	7.69%, 06/15/2025	658,000	791,998
	7.58%, 09/15/2025	1,246,000	1,507,660
	Legacy LifePoint Health, LLC. 6.75%, 04/15/2025 (c)	5,656,000	6,087,609
	Tenet Healthcare Corp.
	4.625%, 07/15/2024	1,610,000	1,651,892
	4.625%, 09/01/2024 (c)	5,360,000	5,539,239
	7.50%, 04/01/2025 (c)	2,765,000	3,024,675
			31,487,493
	HEALTHCARE - LIFE SCIENCES - 0.79%
	IQVIA, Inc. 5.00%, 10/15/2026 (c)	1,049,000	1,098,172
	Jaguar Holding Co. II / PPD Development, L.P. 4.625%, 06/15/2025 (c)	5,935,000	6,268,784
			7,366,956
	HEALTHCARE - MANAGED HEALTH CARE - 3.34%
	Centene Corp.
	4.75%, 01/15/2025	5,395,000	5,543,255
	4.75%, 01/15/2025	6,174,000	6,343,661
	5.375%, 06/01/2026 (c)	5,510,000	5,818,340
	Molina Healthcare, Inc. 5.375%, 11/15/2022 (d)	10,028,000	10,635,947
	Verscend Escrow Corp. 9.75%, 08/15/2026 (c)	2,760,000	2,996,325
			31,337,528
	HEALTHCARE - PHARMACEUTICALS & BIOTECHNOLOGY - 2.78%
	Bausch Health Cos., Inc.
	7.00%, 03/15/2024 (b)(c)	7,261,000	7,477,015
	6.125%, 04/15/2025 (b)(c)	6,122,000	6,315,822
	5.50%, 11/01/2025 (b)(c)	300,000	311,187
	9.00%, 12/15/2025 (b)(c)	3,559,000	3,935,631
	Elanco Animal Health, Inc. 4.912%, 08/27/2021 (d)	812,000	831,793
	Teva Pharmaceutical Finance Netherlands III B.V.
	2.20%, 07/21/2021 (b)	5,563,000	5,559,523
	2.80%, 07/21/2023 (b)	1,690,000	1,676,379
			26,107,350
	HEALTHCARE - REITS - 0.76%
	Diversified Healthcare Trust 9.75%, 06/15/2025	2,890,000	3,287,375
	MPT Operating Partnership, L.P. / MPT Finance Corp. 5.25%, 08/01/2026	3,687,000	3,869,506
			7,156,881
	INDUSTRIAL MACHINERY - 1.80%
	Colfax Corp.
	6.00%, 02/15/2024 (c)	4,486,000	4,659,922
	6.375%, 02/15/2026 (c)	4,350,000	4,650,433
	EnPro Industries, Inc. 5.75%, 10/15/2026	2,120,000	2,260,047
	Hillenbrand, Inc. 5.75%, 06/15/2025	650,000	703,219
	WESCO Distribution, Inc.
	5.375%, 06/15/2024	1,530,000	1,572,075
	7.125%, 06/15/2025 (c)	2,775,000	3,055,705
			16,901,401
	LEISURE - CASINOS & GAMING - 4.62%
	Caesars Entertainment, Inc. 6.25%, 07/01/2025 (c)	2,195,000	2,340,430
	Caesars Resort Collection, LLC / CRC Finco, Inc. 5.75%, 07/01/2025 (c)	1,875,000	1,989,051
	International Game Technology PLC 6.25%, 02/15/2022 (b)(c)	11,917,000	12,326,528
	MGM Resorts International
	7.75%, 03/15/2022	4,629,000	4,938,564
	6.00%, 03/15/2023	2,595,000	2,789,625
	6.75%, 05/01/2025	1,335,000	1,447,107
	Stars Group Holdings B.V. / Stars Group U.S. Co-Borrower, LLC 7.00%, 07/15/2026 (b)(c)	14,858,000	15,665,904
	VICI Properties, L.P. / VICI Note Co., Inc. 3.50%, 02/15/2025 (c)	1,865,000	1,910,972
			43,408,181
	LEISURE - HOTELS - 2.68%
	ESH Hospitality, Inc. 5.25%, 05/01/2025 (c)	2,634,000	2,703,735
	Expedia Group, Inc.
	3.60%, 12/15/2023 (c)	1,705,000	1,818,268
	7.00%, 05/01/2025 (c)	500,000	551,458
	Hilton Domestic Operating Co., Inc. 5.375%, 05/01/2025 (c)	1,510,000	1,605,885
	Hyatt Hotels Corp. 5.375%, 04/23/2025	1,090,000	1,233,239
	Marriott International, Inc. 5.75%, 05/01/2025 (d)	4,135,000	4,839,494
	Service Properties Trust 5.00%, 08/15/2022	3,425,000	3,493,500
	Six Flags Theme Parks, Inc. 7.00%, 07/01/2025 (c)	629,000	680,499
	TripAdvisor, Inc. 7.00%, 07/15/2025 (c)	3,453,000	3,735,714
	Vail Resorts, Inc. 6.25%, 05/15/2025 (c)	1,590,000	1,699,313
	Wyndham Destinations, Inc.
	5.625%, 03/01/2021	1,250,000	1,260,781
	4.25%, 03/01/2022	1,060,000	1,086,500
	5.40%, 04/01/2024 (d)	435,000	471,386
			25,179,772
	LEISURE - RESTAURANTS - 1.33%
	1011778 B.C., ULC / New Red Finance, Inc.
	4.25%, 05/15/2024 (b)(c)	1,976,000	2,017,496
	5.75%, 04/15/2025 (b)(c)	2,800,000	3,000,396
	Yum! Brands, Inc. 7.75%, 04/01/2025 (c)	6,747,000	7,480,736
			12,498,628
	MEDIA - BROADCASTING - 1.73%
	AMC Networks, Inc.
	4.75%, 12/15/2022	718,000	720,495
	5.00%, 04/01/2024	8,245,000	8,389,288
	Gray Television, Inc. 5.875%, 07/15/2026 (c)	2,000,000	2,101,250
	TEGNA, Inc.
	5.50%, 09/15/2024 (c)	1,812,000	1,844,281
	4.75%, 03/15/2026 (c)	1,695,000	1,812,039
	Univision Communications, Inc. 5.125%, 02/15/2025 (c)	1,343,000	1,355,591
			16,222,944
	MEDIA - CABLE & SATELLITE - 7.58%
	CCO Holdings, LLC / CCO Holdings Capital Corp.
	5.75%, 02/15/2026 (c)	5,400,000	5,578,740
	5.50%, 05/01/2026 (c)	5,756,000	5,972,742
	CSC Holdings, LLC
	6.75%, 11/15/2021	800,000	837,500
	5.875%, 09/15/2022	4,933,000	5,232,063
	5.50%, 05/15/2026 (c)	8,870,000	9,235,888
	DISH DBS Corp.
	6.75%, 06/01/2021	8,070,000	8,241,165
	5.875%, 07/15/2022	3,375,000	3,530,250
	Hughes Satellite Systems Corp. 7.625%, 06/15/2021	8,441,000	8,662,576
	Quebecor Media, Inc. 5.75%, 01/15/2023 (b)	7,165,000	7,756,112
	SSL Robotics, LLC 9.75%, 12/31/2023 (c)	4,285,000	4,850,084
	ViaSat, Inc. 5.625%, 09/15/2025 (c)	4,256,000	4,358,357
	Virgin Media Secured Finance PLC 5.50%, 08/15/2026 (b)(c)	6,656,000	6,926,400
			71,181,877
	MEDIA - DIVERSIFIED - 1.80%
	Lamar Media Corp. 5.75%, 02/01/2026	1,473,000	1,521,646
	Nielsen Co. Luxembourg S.A.R.L.
	5.50%, 10/01/2021 (b)(c)	1,336,000	1,343,101
	5.00%, 02/01/2025 (b)(c)	7,610,000	7,824,031
	Nielsen Finance, LLC / Nielsen Finance Co. 5.00%, 04/15/2022 (c)	5,017,000	5,035,212
	Outfront Media Capital, LLC / Outfront Media Capital Corp. 6.25%, 06/15/2025 (c)	1,140,000	1,204,837
			16,928,827
	MEDIA - ENTERTAINMENT - 1.62%
	Lions Gate Capital Holdings, LLC
	6.375%, 02/01/2024 (c)	2,942,000	3,024,715
	5.875%, 11/01/2024 (c)	270,000	275,034
	Netflix, Inc.
	5.375%, 02/01/2021	1,500,000	1,508,437
	5.50%, 02/15/2022	455,000	476,897
	Sirius XM Radio, Inc. 4.625%, 07/15/2024 (c)	9,568,000	9,926,800
			15,211,883
	METALS & MINING - 1.00%
	FMG Resources August 2006 Pty, Ltd.
	4.75%, 05/15/2022 (b)(c)	2,980,000	3,071,262
	5.125%, 03/15/2023 (b)(c)	1,630,000	1,725,763
	Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, 12/15/2023 (c)	4,530,000	4,609,275
			9,406,300
	MIDSTREAM - STORAGE & TRANSPORT - 3.51%
	Buckeye Partners, L.P.
	4.15%, 07/01/2023	377,000	388,546
	4.35%, 10/15/2024	1,405,000	1,441,003
	4.125%, 03/01/2025 (c)	3,625,000	3,674,844
	Cheniere Corpus Christi Holdings, LLC 5.875%, 03/31/2025	1,050,000	1,223,010
	Cheniere Energy Partners, L.P. 5.25%, 10/01/2025	5,165,000	5,305,746
	Crestwood Midstream Partners, L.P. / Crestwood Midstream Finance Corp. 6.25%, 04/01/2023 (d)	2,375,000	2,385,391
	DCP Midstream Operating, L.P.
	4.95%, 04/01/2022	2,000,000	2,067,030
	3.875%, 03/15/2023	850,000	877,625
	EQM Midstream Partners, L.P.
	4.75%, 07/15/2023	1,345,000	1,416,595
	6.00%, 07/01/2025 (c)	1,945,000	2,132,206
	NuStar Logistics, L.P.
	6.75%, 02/01/2021	2,900,000	2,917,762
	4.75%, 02/01/2022	1,840,000	1,872,200
	5.75%, 10/01/2025	1,900,000	2,026,350
	Sunoco, L.P. / Sunoco Finance Corp.
	4.875%, 01/15/2023	1,650,000	1,676,804
	5.50%, 02/15/2026	1,734,000	1,783,523
	Tallgrass Energy Partners, L.P. / Tallgrass Energy Finance Corp. 7.50%, 10/01/2025 (c)	1,610,000	1,741,159
			32,929,794
	PACKAGING - 2.54%
	Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc.
	6.00%, 02/15/2025 (b)(c)	969,000	1,005,095
	5.25%, 04/30/2025 (b)(c)	5,630,000	5,947,223
	Berry Global, Inc.
	5.125%, 07/15/2023	3,083,000	3,125,391
	4.875%, 07/15/2026 (c)	2,385,000	2,564,436
	CANPACK SA / Eastern PA Land Investment Holding, LLC 3.125%, 11/01/2025 (b)(c)	1,410,000	1,418,812
	Crown Americas, LLC / Crown Americas Capital Corp. IV 4.50%, 01/15/2023	2,525,000	2,670,516
	Crown Americas, LLC / Crown Americas Capital Corp. VI 4.75%, 02/01/2026	4,650,000	4,840,929
	Graphic Packaging International, LLC
	4.75%, 04/15/2021	655,000	655,802
	4.875%, 11/15/2022	469,000	492,926
	Silgan Holdings, Inc. 4.75%, 03/15/2025	1,092,000	1,113,157
			23,834,287
	REAL ESTATE - HOMEBUILDING - 0.76%
	Lennar Corp.
	6.25%, 12/15/2021	602,000	618,630
	4.75%, 11/15/2022 (a)	4,250,000	4,493,206
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, 06/15/2024	1,860,000	2,036,003
			7,147,839
	REAL ESTATE - MANAGEMENT - 0.56%
	Kennedy-Wilson, Inc. 5.875%, 04/01/2024	3,315,000	3,368,869
	Newmark Group, Inc. 6.125%, 11/15/2023 (a)	1,770,000	1,926,350
			5,295,219
	RETAIL - FOOD & DRUG - 2.18%
	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons, LLC
	3.50%, 02/15/2023 (c)	2,030,000	2,082,780
	5.75%, 03/15/2025	4,168,000	4,308,233
	3.25%, 03/15/2026 (c)	3,565,000	3,622,931
	7.50%, 03/15/2026 (c)	4,117,000	4,614,848
	Ingles Markets, Inc. 5.75%, 06/15/2023	1,083,000	1,097,203
	U.S. Foods, Inc.
	5.875%, 06/15/2024 (c)	2,025,000	2,056,641
	6.25%, 04/15/2025 (c)	2,470,000	2,643,110
			20,425,746
	RETAILING - 1.36%
	QVC, Inc.
	4.375%, 03/15/2023	6,668,000	7,009,735
	4.45%, 02/15/2025	5,366,000	5,743,230
			12,752,965
	TECHNOLOGY - SOFTWARE & SERVICES - 3.71%
	Boxer Parent Co., Inc. 7.125%, 10/02/2025 (c)	5,079,000	5,520,302
	BY Crown Parent, LLC / BY Bond Finance, Inc. 4.25%, 01/31/2026 (c)	1,395,000	1,431,619
	CDK Global, Inc. 5.875%, 06/15/2026	2,570,000	2,700,980
	NortonLifeLock, Inc.
	3.95%, 06/15/2022	1,350,000	1,385,437
	5.00%, 04/15/2025 (c)	8,505,000	8,696,363
	Nuance Communications, Inc. 5.625%, 12/15/2026	2,230,000	2,363,789
	Open Text Corp. 5.875%, 06/01/2026 (b)(c)	960,000	998,400
	PTC, Inc. 3.625%, 02/15/2025 (c)	1,510,000	1,555,160
	Solera, LLC / Solera Finance, Inc. 10.50%, 03/01/2024 (c)	6,980,000	7,241,750
	VeriSign, Inc. 4.625%, 05/01/2023	2,935,000	2,966,184
			34,859,984
	TECHNOLOGY HARDWARE - 4.37%
	Broadcom, Inc. 4.70%, 04/15/2025	175,000	200,622
	CDW, LLC / CDW Finance Corp. 4.125%, 05/01/2025	2,110,000	2,211,396
	Dell International, LLC / EMC Corp.
	5.875%, 06/15/2021 (c)	4,500,000	4,513,725
	7.125%, 06/15/2024 (c)	14,284,000	14,828,577
	5.85%, 07/15/2025 (c)	1,475,000	1,772,623
	Diebold Nixdorf, Inc. 9.375%, 07/15/2025 (c)	1,820,000	2,041,812
	Microchip Technology, Inc. 4.25%, 09/01/2025 (c)	2,755,000	2,915,569
	NCR Corp. 8.125%, 04/15/2025 (c)	5,099,000	5,684,824
	Seagate HDD Cayman 4.75%, 06/01/2023 (b)	611,000	661,117
	Sensata Technologies UK Financing Co. PLC 6.25%, 02/15/2026 (b)(c)	3,970,000	4,133,763
	Western Digital Corp. 4.75%, 02/15/2026	1,875,000	2,074,219
			41,038,247
	TELECOMMUNICATION SERVICES - DIVERSIFIED - 4.18%
	Altice France SA/France 7.375%, 05/01/2026 (b)(c)	11,315,000	11,923,181
	CenturyLink, Inc.
	5.80%, 03/15/2022	1,715,000	1,791,103
	6.75%, 12/01/2023	3,310,000	3,692,719
	5.625%, 04/01/2025	1,385,000	1,496,666
	Cogent Communications Group, Inc. 5.375%, 03/01/2022 (c)	1,470,000	1,517,430
	Level 3 Financing, Inc.
	5.375%, 01/15/2024	805,000	814,213
	5.375%, 05/01/2025	6,628,000	6,828,994
	5.25%, 03/15/2026	763,000	789,362
	SBA Communications Corp.
	4.00%, 10/01/2022	3,445,000	3,485,909
	4.875%, 09/01/2024	6,706,000	6,886,928
			39,226,505
	TELECOMMUNICATION SERVICES - WIRELESS - 2.60%
	Sprint Corp.
	7.25%, 09/15/2021	2,550,000	2,656,462
	7.875%, 09/15/2023	5,420,000	6,282,051
	7.125%, 06/15/2024	3,500,000	4,099,410
	T-Mobile U.S.A., Inc.
	6.00%, 03/01/2023	8,653,000	8,674,632
	6.00%, 04/15/2024	774,000	784,457
	6.50%, 01/15/2026	1,850,000	1,917,063
			24,414,075
	TRANSPORTATION - 2.47%
	XPO Logistics, Inc.
	6.50%, 06/15/2022 (c)	5,341,000	5,368,373
	6.125%, 09/01/2023 (c)	1,850,000	1,885,844
	6.75%, 08/15/2024 (c)	6,346,000	6,750,557
	6.25%, 05/01/2025 (c)	8,540,000	9,206,248
			23,211,022
	UTILITIES - POWER - 0.79%
	NextEra Energy Operating Partners, L.P.
	4.25%, 07/15/2024 (c)	3,568,000	3,822,220
	4.25%, 09/15/2024 (c)	72,000	77,130
	NRG Energy, Inc. 7.25%, 05/15/2026	264,000	278,916
	TerraForm Power Operating, LLC 4.25%, 01/31/2023 (c)	3,085,000	3,194,903
			7,373,169
	UTILITIES - PROPANE - 0.36%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp. 5.625%, 05/20/2024	1,406,000	1,518,480
	Suburban Propane Partners, L.P./Suburban Energy Finance Corp. 5.50%, 06/01/2024	1,845,000	1,889,953
			3,408,433
	TOTAL CORPORATE BONDS (Cost $862,861,904)		877,621,505

	BANK LOANS - 3.53%

	AEROSPACE & DEFENSE - 0.19%
	Transdigm, Inc., Senior Secured First Lien Term Loan 2.397% (1 Month LIBOR USD + 2.25%), 12/09/2025 (a)	1,773,864	1,742,733
	COMMERCIAL SERVICES - 0.25%
	IRI Holdings, Inc., Senior Secured First Lien Term Loan 4.397% (1 Month LIBOR USD + 4.25%), 12/01/2025 (a)	700,700	694,569
	Tempo Acquisition, LLC, Senior Secured First Lien Term Loan 2.897% (1 Month LIBOR USD + 2.75%), 05/01/2024 (a)	1,640,502	1,632,299
			2,326,868
	CONSUMER DISCRETIONARY - 0.15%
	Frontdoor, Inc., Senior Secured First Lien Term Loan 2.688% (1 Month LIBOR USD + 2.50%), 08/18/2025 (a)	1,427,150	1,423,582
	FINANCIALS - DIVERSIFIED - 0.57%
	Financial & Risk U.S. Holdings, Inc., Senior Secured First Lien Term Loan 3.397% (1 Month LIBOR USD + 3.25%), 10/01/2025 (a)	5,347,476	5,346,380
	FINANCIALS - INSURANCE - 0.21%
	Asurion, LLC
	Senior Secured First Lien Term Loan 3.147% (1 Month LIBOR USD + 3.00%), 11/03/2023 (a)	122,776	121,727
	Senior Secured First Lien Term Loan 3.147% (1 Month LIBOR USD + 3.00%), 11/04/2024 (a)	1,462,500	1,452,994
	Senior Secured First Lien Term Loan 3.397% (1 Month LIBOR USD + 3.25%), 12/23/2026 (a)	425,703	421,978
			1,996,699
	HEALTHCARE - FACILITIES - 0.21%
	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan 3.897% (1 Month LIBOR USD + 3.75%), 11/14/2025 (a)	1,980,643	1,979,287
	HEALTHCARE - LIFE SCIENCES - 0.12%
	Jaguar Holding Co. II, Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 08/18/2022 (a)	1,161,271	1,162,217
	HEALTHCARE - MANAGED HEALTH CARE - 0.03%
	Verscend Holding Corp., Senior Secured First Lien Term Loan 4.647% (1 Month LIBOR USD + 4.50%), 08/27/2025 (a)	235,198	235,551
	HEALTHCARE - PHARMACEUTICALS & BIOTECHNOLOGY - 0.21%
	Bausch Health Cos., Inc., Senior Secured First Lien Term Loan 2.898% (1 Month LIBOR USD + 2.75%), 11/27/2025 (a)	1,968,750	1,953,630
	LEISURE - CASINOS & GAMING - 0.42%
	Playtika Holding Corp., Senior Secured First Lien Term Loan 7.00% (6 Month LIBOR USD + 6.00%, 1.000% Floor), 12/10/2024 (a)	3,903,439	3,934,724
	MEDIA - BROADCASTING - 0.10%
	Univision Communications, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 03/15/2024 (a)	954,532	950,656
	MEDIA - CABLE & SATELLITE - 0.10%
	GCI Holdings, Inc., Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 2.75%, 0.750% Floor), 10/15/2025 (a)	983,045	980,283
	MEDIA - ENTERTAINMENT - 0.35%
	Delta 2 (Lux) S.A.R.L., Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 02/01/2024 (a)	1,625,890	1,614,566
	William Morris Endeavor Entertainment, LLC, Senior Secured First Lien Term Loan 2.895% (1 Month LIBOR USD + 2.75%), 05/16/2025 (a)	1,780,945	1,651,078
			3,265,644
	TECHNOLOGY - SOFTWARE & SERVICES - 0.62%
	TIBCO Software, Inc., Senior Secured First Lien Term Loan 3.90% (1 Month LIBOR USD + 3.75%), 06/30/2026 (a)	2,726,118	2,682,664
	Ultimate Software Group, Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 4.00%, 0.750% Floor), 05/04/2026 (a)	1,695,750	1,707,213
	WEX, Inc., Senior Secured First Lien Term Loan 2.397% (1 Month LIBOR USD + 2.25%), 05/15/2026 (a)	1,466,637	1,460,331
			5,850,208
	TOTAL BANK LOANS (Cost $32,878,404)		33,148,462

		Shares
	MONEY MARKET FUND - 1.27%
	First American Government Obligations Fund - Class X, 0.04% (e)	11,947,161	11,947,161
	TOTAL MONEY MARKET FUND (Cost $11,947,161)		11,947,161
	Total Investments (Cost $907,687,469) - 98.26%		922,717,128
	Other Assets in Excess of Liabilities - 1.74%		16,345,024
	TOTAL NET ASSETS - 100.00%		$939,062,152

	Percentages are stated as a percent of net assets.

LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Funding Rate
(a)	Variable rate securities. The coupon rate shown is the effective interest rate as of December 31, 2020.
(b)	U.S. traded security of a foreign issuer.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold
	only to dealers in the program or other "qualified institutional buyers." As of December 31, 2020, the value of these investments was $488,215,997 or 51.99% of total net assets.
(d)	Step-up bond; pays one interest rate for a certain period and a different rate thereafter. The interest rates presented are the rates in effect as
	of December 31, 2020.
(e)	Rate shown is the 7-day annualized yield as of December 31, 2020.
(f)	All or a portion is posted as collateral for delayed settlement securities.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
	Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has
	been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion
	of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

Shenkman Capital Short Duration High Income Fund
Summary of Fair Value Disclosure at December 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2020:

Shenkman Capital Short Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$877,621,505	$-	$877,621,505
Bank Loans	-	33,148,462	-	33,148,462
Total Fixed Income	-	910,769,967	-	910,769,967
Money Market Fund	11,947,161	-	-	11,947,161
Total Investments	$11,947,161	$910,769,967	$-	$922,717,128

Refer to the Fund's schedule of investments for a detailed break-out of holdings by industry classification.